Shareholder Report, Holdings (Details) - C000127983	Jun. 30, 2025
Microsoft8737566
Holdings [Line Items]
Percent of Total Investments	8.30%
Amazon.com8737511
Holdings [Line Items]
Percent of Total Investments	6.60%
Apple8737513
Holdings [Line Items]
Percent of Total Investments	5.60%
NVIDIA8737568
Holdings [Line Items]
Percent of Total Investments	4.70%
Alphabet8737509
Holdings [Line Items]
Percent of Total Investments	4.40%
Intuit8737554
Holdings [Line Items]
Percent of Total Investments	3.90%
Intuitive Surgical8737556
Holdings [Line Items]
Percent of Total Investments	3.80%
Texas Instruments8737589
Holdings [Line Items]
Percent of Total Investments	3.20%
Mastercard8737560
Holdings [Line Items]
Percent of Total Investments	3.10%
BlackRock Funding8737520
Holdings [Line Items]
Percent of Total Investments	3.00%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.00%
France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
United States
Holdings [Line Items]
Percent of Net Asset Value	88.40%